Note 25 - Financial Instruments	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]

25.         Financial instruments

Concentration of credit risk

The Company is subject to credit risk with respect to its cash and cash equivalents, accounts receivable, contract assets, other receivables and advisor loans receivable. Concentrations of credit risk with respect to cash and cash equivalents are limited by the use of multiple large and reputable banks. Concentrations of credit risk with respect to receivables are limited due to the large number of entities comprising the Company’s customer base and other counterparties, and their dispersion across different service lines in various countries.

Foreign currency risk

Foreign currency risk is related to the portion of the Company’s business transactions denominated in currencies other than US dollars. A significant portion of revenue is generated by the Company’s Canadian, Australian, UK and Euro currency operations. The Company’s head office expenses are incurred primarily in Canadian dollars which are hedged by Canadian dollar denominated revenue.

Fluctuations in foreign currencies impact the amount of total assets and liabilities that are reported for foreign subsidiaries upon the translation of these amounts into US dollars. In particular, the amount of cash, working capital, goodwill and intangibles held by these subsidiaries is subject to translation variance caused by changes in foreign currency exchange rates as of the end of each respective reporting period (the offset to which is recorded to accumulated other comprehensive income on the consolidated balance sheets).

Interest rate risk

The Company utilizes an interest rate risk management strategy that may use interest rate hedging contracts from time to time. The Company’s specific goals are to: (i) manage interest rate sensitivity by modifying the characteristics of its debt and (ii) lower the long-term cost of its borrowed funds.

Fair values of financial instruments

The following table provides the financial assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2022:

	Level 1	Level 2	Level 3
Assets
Cash equivalents	$4,052	$-	$-
Equity securities	10,651	9	-
Debt securities	-	16,952	-
Mortgage derivative assets	-	-	40,879
Warehouse receivables	-	29,623	-
Interest rate swap assets	-	7,600	-
Deferred Purchase Price on AR Facility	-	-	92,278
Total assets	$14,703	$54,184	$133,157

Liabilities
Mortgage derivative liabilities	$-	$-	$33,930
Contingent consideration liabilities	-	-	91,229
Total liabilities	$-	$-	$125,159

Other than the assets and liabilities acquired in relation to business combinations (see note 4), there were no significant non-recurring fair value measurements recorded during the year ended December 31, 2022.

Other than the transfer of mortgage derivative assets and mortgage derivative liabilities from Level 2 to Level 3 as described in the Mortgage related derivatives section below, there were no transfers between any of the levels within the fair value hierarchy during the year ended December 31, 2022.

Cash equivalents

Cash equivalents include highly liquid investments with original maturities of less than three months. Actively traded cash equivalents where a quoted price is readily available are classified as Level 1 in the fair value hierarchy.

Debt and equity securities

The Company records debt and equity securities at fair value on the Consolidated Balance Sheets. These financial instruments are valued based on observable market data that may include quoted market prices dealer quotes, market spreads, cash flows, the U.S. treasury yield curve, trading levels, market consensus prepayment speeds, credit information and the instruments’ terms and conditions and are classified as Level 2 of the fair value hierarchy.

Certain investments in equity securities where quoted prices are readily available are classified as Level 1 in the fair value hierarchy. The Company increases or decreases its investment each reporting period by the change in the fair value of the investment reported in net earnings on the Consolidated Statements of Earnings.

Mortgage-related derivatives

Interest rate lock commitments and forward sales commitment are derivative instruments which consider observable market data in determining their fair values, particularly changes in interest rates. In the case of interest rate lock commitments, the fair value measurement also considers the expected net cash flows associated with the servicing of the loans. The Company also considers the impact of counterparty non-performance risk when measuring the fair value of these derivatives.

Mortgage-related derivatives are valued using a discounted cash flow model. Given the rapid changes to interest rates and their effect on the fair value of the expected net cash flows associated with the servicing of the loans combined with heightened economic risks for counterparties, the Company believes that the fair value of the expected net cash flows associated with the servicing of the loans and counterparty non-performance risk have the potential to impact the value of its derivative assets and derivative liabilities that may not continue to be insignificant. Consequently, on September 30, 2022, the mortgage derivative assets and liabilities were transferred from Level 2 to Level 3 of the fair value hierarchy. The net mortgage derivative assets and liabilities as at December 31, 2022 was $6,949. Given the credit quality of the Company’s counterparties, the short duration of interest rate lock commitments and forward sale commitments and the Company’s historical experience, management does not believe the risk of non-performance is significant. An increase in counterparty non-performance risk assumptions would result in a lower fair value measurement.

Warehouse receivables

Warehouse receivables represent mortgage loans originated by the Company with commitments to sell to third party investors. Principal funded on mortgage loans plus gains attributable to the fair value of mortgage premiums and origination fees increase warehouse receivables and proceeds received from the sale of mortgage loans to third party investors reduce warehouse receivables. As at December 31, 2022, substantially all of the Company’s mortgage warehouse receivables were under commitment to be purchased by a GSE or by a qualifying investor. These assets are classified as Level 2 in the fair value hierarchy as a substantial majority of the inputs are readily observable.

AR Facility deferred purchase price (“DPP”)

The Company recorded a DPP under its AR Facility. The DPP represents the difference between the fair value of the Receivables sold and the cash purchase price and is recognized at fair value as part of the sale transaction. The DPP is remeasured each reporting period in order to account for activity during the period, including the seller’s interest in any newly transferred Receivables, collections on previously transferred Receivables attributable to the DPP and changes in estimates for credit losses. Changes in the DPP attributed to changes in estimates for credit losses are expected to be immaterial, as the underlying Receivables are short-term and of high credit quality. The DPP is valued using Level 3 inputs, primarily discounted cash flows, with the significant inputs being discount rates ranging from 2.5% to 5.0% depending upon the aging of the Receivables. See note 16 for information on the AR Facility.

Changes in the fair value of the DPP comprises the following:

	2022	2021
Balance, January 1	$238,835	$87,957
Additions to DPP	143,579	306,088
Collections on DPP	(288,004)	(151,202)
Fair value adjustment	(78)	(71)
Foreign exchange and other	(2,054)	(3,937)
Balance, December 31	$92,278	$238,835

Interest rate swaps

The Company has entered into interest rate swap agreements (“IRS”) to convert floating interest on US dollar denominated debt to fixed interest rates. The interest rate swaps are measured at fair value on the consolidated balance sheets. The table below summarizes the details of the interest rate swaps in place as at December 31, 2022.

	Effective	Maturity	Notional Amount	Interest rates
	Date	Date	of US dollar debt	Floating	Fixed
2018 IRS[1]	December 7, 2018	April 30, 2023	$100,000	SOFR	2.6026%
2022 IRS A	July 15, 2022	May 27, 2027	$150,000	SOFR	2.8020%
2022 IRS B	December 21, 2022	May 27, 2027	$250,000	SOFR	3.5920%

(1) In May 2022, the Company amended the 2018 IRS to convert SOFR floating interest rates into a weighted average fixed interest rate of 2.6026%. Previously it was converting from LIBOR floating interest rate into a fixed interest rate of 2.7205%.

At the inception of the 2018 IRS, the Company designated the IRS as a cash flow hedge. From inception until June 30, 2021, the 2018 IRS was determined to be effective with changes in the fair value recognized to accumulated other comprehensive earnings (loss) (“AOCI”).

On July 1, 2021, the Company dedesignated the hedging relationships. Gains or losses related to changes in the fair value of the 2018 IRS after July 1, 2021, are reported in interest expense on the consolidated statements of earnings. As at June 30, 2021, $5,595 of cumulative losses were reported in accumulated other comprehensive earnings (loss). This accumulated other comprehensive loss will be recognized to interest expense commensurate with when the forecasted cash flows originally designated as a hedge affect earnings, or earlier if it is probable these forecasted cash flows will not occur. In 2022, $2,510 of the accumulated other comprehensive loss was included in interest expense on the consolidated statements of earnings (2021 - $2,260).

2022 IRS A and 2022 IRS B (collectively the “2022 IRSs”) are being accounted for as cash flow hedges and are measured at fair value on the consolidated balance sheets. Gains or losses on the 2022 IRSs, which are both determined to be effective as hedges, are reported in AOCI.

Contingent acquisition consideration

The inputs to the measurement of the fair value of contingent consideration related to acquisitions are Level 3 inputs. The fair value measurements were made using a discounted cash flow model; significant model inputs were expected future operating cash flows (determined with reference to each specific acquired business) and discount rates (which range from 2.1% to 9.5%, with a weighted average of 4.8%). The wide range of discount rates is attributable to the level of risk related to economic growth factors combined with the length of the contingent payment periods; and the dispersion was driven by unique characteristics of the businesses acquired and the respective terms for these contingent payments. A 2% increase in the weighted average discount rate would reduce the fair value of contingent consideration by $2,900. See note 4 for discussion on contingent acquisition consideration.

Changes in the fair value of the contingent consideration liability comprises the following:

	2022	2021
Balance, January 1	$154,671	$115,643
Amounts recognized on acquisitions	57,600	2,249
Fair value adjustments (note 7)	3,700	42,686
Resolved and settled in cash	(123,629)	(5,539)
Other	(1,113)	(368)
Balance, December 31	$91,229	$154,671

Less: current portion	$42,942	$120,246
Non-current portion	$48,287	$34,425

The carrying amounts for cash, restricted cash, accounts receivable, accounts payable, advisor loans, other receivables and accrued liabilities approximate their estimated fair values due to the short-term nature of these instruments, unless otherwise indicated. The carrying value of the Company’s Revolving Credit Facility and other short-term borrowings approximate their estimated fair value due to their short-term nature and variable interest rate terms. These fair value measurements use a net present value approach; significant model inputs were expected future cash outflows and discount rates which are Level 3 inputs within the fair value hierarchy.

The carrying amount and the estimated fair value of Senior Notes and Convertible Notes are presented in the table below. Interest rate yield curves, interest rate indices and market prices (Level 2 inputs within the fair value hierarchy) are used in determining the fair value of the Senior Notes and Convertible Notes.

	December 31, 2022		December 31, 2021
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Senior Notes	$506,533	$414,195	$529,089	$548,440
Convertible Notes	226,534	366,183	225,214	590,193